Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jul. 02, 2022	Jan. 02, 2021	Dec. 31, 2022	Jan. 02, 2021
Income Tax Expense (Benefit)
Business Acquisition [Line Items]
Amount of error being corrected	$ (2,150)	$ 2,278	$ (2,150)	$ 2,278
Vigilantes do Peso Marketing Ltda
Business Acquisition [Line Items]
Business acquisition, percentage of remaining interest		20.00%